UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Fremont Investment Advisors Inc
          ----------------------------------------------------------------------
Address:  333 Market Street Suite 2600
          ----------------------------------------------------------------------
          San Francisco, CA  94105
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-2875
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Albert W. Kirschbaum
          ----------------------------------------------------------------------
Title:    Managing Director
          ----------------------------------------------------------------------
Phone:    (415) 284-8604
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Albert W. Kirschbaum            San Francisco, CA                  5-14-99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

2875
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                        -------------------

Form 13F Information Table Entry Total:         168
                                        -------------------

Form 13F Information Table Value Total: $   277,348,784
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           Item 1:              Item 2:      Item 3:       Item 4:            Item 5:      Item 6:         Item 7:    Item 8:
       Name of Issuer           Title of     CUSIP         Fair Market        Shares of    Investment      Managers   Voting
                                Class        Number        Value ($)          Principal    Discretion                 Authority
                                                                              Amount       (a)   (b)  (c)             (a)   (b)  (c)
------------------------------  -----------  ----------    -----------------  ------------ --------------- ---------- --------------
ABBOTT LABS                     WHEN ISSUED   002824100          973,700.00        20,800        X             1       X
ABERCROMBIE & FITCH CO          CL A          002896207        2,426,175.00        26,300        X             1       X
AES CORP                        COM           00130H105        1,095,150.00        29,400        X             1       X
AETNA INC                       COM           008117103          232,400.00         2,800        X             1       X
AIR PRODS & CHEMS INC           WHEN ISSUED   009158106          239,750.00         7,000        X             1       X
AIRTOUCH COMMUNICATION          COM           00949T100        4,850,575.00        50,200        X             1       X
AK STL HLDG CORP                COM           001547108        1,019,825.00        45,200        X             1       X
ALLIANCE CAP MGMT L P           UNIT LTD PART 018548107          822,656.25        32,500        X             1       X
ALLIEDSIGNAL INC                COM           019512102        2,242,950.00        45,600        X             1       X
ALLSTATE CORP                   WHEN ISSUED   020002101          522,581.25        14,100        X             1       X
AMEREN CORP                     COM           023608102          868,500.00        24,000        X             1       X
AMERICA ONLINE INC DEL          WHEN ISSUED   02364J104        3,675,000.00        25,000        X             1       X
AMERICAN EXPRESS CO             COM           025816109          588,750.00         5,000        X             1       X
AMERICAN HOME PRODS CO          COM           026609107          169,650.00         2,600        X             1       X
AMERICAN INTL GROUP IN          COM           026874107        2,846,750.00        23,600        X             1       X
ANHEUSER BUSCH COS INC          COM           035229103        3,037,387.50        39,900        X             1       X
ASSOCIATES FIRST CAP C          WHEN ISSUED   046008108        1,098,000.00        24,400        X             1       X
AT&T CORP                       WHEN ISSUED   001957109        3,272,312.50        41,000        X             1       X
BANK AMER CORP                  COM           060505104        2,918,860.62        41,329        X             1       X
BANK NEW YORK INC               COM           064057102          186,875.00         5,200        X             1       X
BANK ONE CORP                   COM           06423A103        4,393,987.50        79,800        X             1       X
BANKBOSTON CORP                 WHEN ISSUED   06605R106          563,062.50        13,000        X             1       X
BELL ATLANTIC CORP              WHEN ISSUED   077853109        2,594,712.50        50,200        X             1       X
BELLSOUTH CORP                  WHEN ISSUED   079860102        2,355,675.00        58,800        X             1       X
BERKSHIRE HATHAWAY INC          CL A          084670108        2,499,000.00            35        X             1       X
BEST BUY INC                    WHEN ISSUED   086516101          520,000.00         10000        X             1       X
BIOGEN INC                      COM           090597105          285,781.25         2,500        X             1       X
BMC SOFTWARE INC                COM           055921100          552,231.25        14,900        X             1       X
BOEING CO                       COM           097023105        2,995,400.00        88,100        X             1       X
BOSTON SCIENTIFIC CORP          WHEN ISSUED   101137107          812,500.00        20,000        X             1       X
BRISTOL MYERS SQUIBB C          WHEN ISSUED   110122108        4,180,950.00        65,200        X             1       X
BROADCAST COM INC               COM           111310108          590,937.50         5,000        X             1       X
BURLINGTON NORTHN SANT          WHEN ISSUED   12189T104        1,505,675.00        45,800        X             1       X
CANANDAIGUA BRANDS IN           CL A          137219200          266,987.50         5,300        X             1       X
CAPITAL ONE FINL CORP           COM           14040H105          755,000.00         5,000        X             1       X
CARDINAL HEALTH INC             WHEN ISSUED   14149Y108          198,000.00         3,000        X             1       X
CARNIVAL CORP                   COM           143658102        1,738,537.50        35,800        X             1       X
CATERPILLAR INC DEL             COM           149123101          330,750.00         7,200        X             1       X
CBS CORP                        COM           12490K107        1,469,250.00        36,000        X             1       X
CENDANT CORP                    COM           151313103          685,312.50        43,000        X             1       X
CENTEX CORP                     COM           152312104          740,925.00        22,200        X             1       X
CENTRAL & SOUTH WEST C          COM           152357109        1,148,437.50        49,000        X             1       X
CHASE MANHATTAN CORP N          WHEN ISSUED   16161A108        5,045,250.00        62,000        X             1       X
CHEVRON CORPORATION             COM           166751107          798,750.00         9,000        X             1       X
CISCO SYS INC                   COM           17275R102        5,724,640.62        52,250        X             1       X
CITIGROUP INC                   COM           172967101        5,576,287.50        87,300        X             1       X
CITRIX SYS INC                  COM           177376100          106,750.00         2,800        X             1       X
CKE RESTAURANTS INC             COM           12561E105          237,000.00        12,000        X             1       X
COASTAL CORP                    COM           190441105        2,174,700.00        65,900        X             1       X
COCA COLA CO                    COM           191216100        1,430,037.50        23,300        X             1       X
COMPAQ COMPUTER CORP            COM           204493100        1,758,656.25        55,500        X             1       X
COMPUTER ASSOC INTL IN          COM           204912109        1,194,900.00        33,600        X             1       X
COMPUWARE CORP                  COM           205638109        1,193,750.00        50,000        X             1       X
CONAGRA INC                     COM           205887102          871,250.00        34,000        X             1       X
CONCORD EFS INC                 COM           206197105           93,712.50         3,400        X             1       X
CONSECO INC                     COM           208464107          895,375.00        29,000        X             1       X
CORDANT TECHNOLOGIES I          COM           218412104          605,150.00        15,200        X             1       X
CORNING INC                     COM           219350105          540,000.00         9,000        X             1       X
COUNTRYWIDE CR INDS IN          COM           222372104          817,500.00        21,800        X             1       X
DAYTON HUDSON CORP              COM           239753106          812,825.00        12,200        X             1       X
DELL COMPUTER CORP              COM           247025109        3,711,450.00        90,800        X             1       X
DIAMOND OFFSHORE DRILL          COM           25271C102          506,000.00        16,000        X             1       X
DOLLAR TREE STORES INC          COM           256747106           92,812.50         3,000        X             1       X
DOW CHEM CO                     COM           260543103        1,425,768.75        15,300        X             1       X
DQE INC                         COM           23329J104          690,750.00        18,000        X             1       X
DU PONT E I DE NEMOURS          COM           263534109          238,056.25         4,100        X             1       X
E M C CORP MASS                 COM           268648102        3,053,225.00        23,900        X             1       X
EARTHSHELL CORP                 COM           27032B100        2,515,500.00       258,000        X             1       X
EASTMAN KODAK CO                COM           277461109        1,552,162.50        24,300        X             1       X
ELECTRONIC ARTS INC             COM           285512109          570,000.00        12,000        X             1       X
EMPIRE DIST ELEC CO             COM           291641108        2,247,031.25        98,500        X             1       X
EXXON CORP                      COM           302290101        1,841,681.25        26,100        X             1       X
FEDERAL HOME LN MTG CO          COM           313400301        1,444,275.00        25,200        X             1       X
FEDERAL NATL MTG ASSN           COM           313586109        4,591,275.00        66,300        X             1       X
FIRST UN CORP                   COM           337358105           69,468.75         1,300        X             1       X
FIRSTAR CORP NEW WIS            WHEN ISSUED   33763V109          447,500.00         5,000        X             1       X
FLEET FINL GROUP INC N          WHEN ISSUED   338915101        1,000,825.00        26,600        X             1       X
FORD MTR CO DEL                 COM           345370100        8,378,412.50       147,800        X             1       X
FPL GROUP INC                   COM           302571104        1,704,000.00        32,000        X             1       X
GAP INC DEL                     COM           364760108        1,379,906.25        20,500        X             1       X
GATX CORP                       COM           361448103        1,119,875.00        34,000        X             1       X
GENENTECH INC                   COM SPL       368710307        3,793,150.00        42,800        X             1       X
GENERAL ELEC CO                 COM           369604103        9,049,125.00        81,800        X             1       X
GENERAL MTRS CORP               COM           370442105        3,114,600.00        35,800        X             1       X
GRACE W R & CO DEL NEW          COM           38388F108          501,975.00        41,400        X             1       X
GTE CORP                        COM           362320103          840,950.00        13,900        X             1       X
GULFSTREAM AEROSPACE C          COM           402734107          563,875.00        13,000        X             1       X
HARTFORD FINL SVCS GRO          WHEN ISSUED   416515104          340,875.00         6,000        X             1       X
HEALTHSOUTH CORP                COM           421924101        1,029,200.00        99,200        X             1       X
HEINZ H J CO                    COM           423074103          758,000.00        16,000        X             1       X
HEWLETT PACKARD CO              COM           428236103        2,604,000.00        38,400        X             1       X
HOME DEPOT INC                  WHEN ISSUED   437076102        5,446,875.00        87,500        X             1       X
HOUSEHOLD INTL INC              WHEN ISSUED   441815107          410,625.00         9,000        X             1       X
INTEL CORP                      COM           458140100        6,240,937.50        52,500        X             1       X
INTERNATIONAL BUSINESS          COM           459200101        4,271,725.00        24,100        X             1       X
INTERNATIONAL GAME TEC          COM           459902102          234,000.00        16,000        X             1       X
JOHNSON & JOHNSON               COM           478160104        2,580,600.00        27,600        X             1       X
KANSAS CITY PWR & LT C          COM           485134100          172,375.00         7,000        X             1       X
LILLY ELI & CO                  COM           532457108        1,884,225.00        22,200        X             1       X
LOWES COS INC                   WHEN ISSUED   548661107        1,972,300.00        32,600        X             1       X
LUCENT TECHNOLOGIES IN          WHEN ISSUED   549463107        4,298,400.00        39,800        X             1       X
MASCO CORP                      WHEN ISSUED   574599106          395,500.00        14,000        X             1       X
MATTEL INC                      COM           577081102          573,562.50        23,000        X             1       X
MBNA CORP                       WHEN ISSUED   55262L100        1,524,418.75        63,850        X             1       X
MCI WORLDCOM INC                COM           55268B106        6,642,187.50        75,000        X             1       X
MCKESSON HBOC INC               COM           58155Q103        1,666,302.00        25,247        X             1       X
MEDIMMUNE INC                   COM           584699102          295,937.50         5,000        X             1       X
MEDTRONIC INC                   COM           585055106          639,687.50         8,900        X             1       X
MELLON BK CORP                  COM           585509102          598,187.50         8,500        X             1       X
MERCK & CO INC                  WHEN ISSUED   589331107        5,288,250.00        66,000        X             1       X
MERRILL LYNCH & CO INC          COM           590188108          265,500.00         3,000        X             1       X
MICROSOFT CORP                  COM           594918104       12,493,725.00       139,400        X             1       X
MIDCAP SPDR TR                  UNIT SER 1    595635103          261,962.50         3,800        X             1       X
MINNESOTA MNG & MFG CO          COM           604059105        1,301,800.00        18,400        X             1       X
MORGAN J P & CO INC             COM           616880100        1,110,375.00         9,000        X             1       X
MORGAN STANLEY DEAN WI          COM NEW       617446448        2,658,337.50        26,600        X             1       X
NATIONAL CITY CORP              COM           635405103          995,625.00        15,000        X             1       X
NETWORKS ASSOCS INC             COM           640938106           79,787.50         2,600        X             1       X
NUCOR CORP                      COM           670346105          264,375.00         6,000        X             1       X
ORACLE CORP                     COM           68389X105        1,955,706.25        74,150        X             1       X
OTTER TAIL PWR CO               COM           689648103        1,224,162.50        30,700        X             1       X
PAPA JOHNS INTL INC             COM           698813102          644,225.00        14,600        X             1       X
PAYCHEX INC                     COM           704326107          137,568.75         2,900        X             1       X
PEPSICO INC                     COM           713448108          415,387.50        10,600        X             1       X
PFIZER INC                      COM           717081103        4,329,000.00        31,200        X             1       X
PHILIP MORRIS COS INC           COM           718154107        3,089,462.50        87,800        X             1       X
PNC BK CORP                     COM           693475105        1,666,875.00        30,000        X             1       X
PROCTER & GAMBLE CO             COM           742718109        2,095,862.50        21,400        X             1       X
PROVIDENT COS INC               COM           743862104          933,187.50        27,000        X             1       X
PUGET SOUND ENERGY INC          COM           745332106        1,614,375.00        70,000        X             1       X
QUINTILES TRANSNATIONA          COM           748767100           98,150.00         2,600        X             1       X
RELIANCE STEEL & ALUMI          COM           759509102          639,637.50        22,200        X             1       X
REPUBLIC SVCS INC               CL A          760759100        1,751,487.50       108,200        X             1       X
ROYAL CARIBBEAN CRUISE          COM            2754907         1,248,000.00        32,000        X             1       X
SANMINA CORP                    COM           800907107          573,750.00         9,000        X             1       X
SBC COMMUNICATIONS INC          COM           78387G103        2,477,343.75        52,500        X             1       X
SCHERING PLOUGH CORP            WHEN ISSUED   806605101        2,431,000.00        44,000        X             1       X
SCHLUMBERGER LTD                COM           806857108          511,593.75         8,500        X             1       X
SEARS ROEBUCK & CO              COM           812387108          560,325.00        12,400        X             1       X
SECURITY FIRST TECHNOL          COM           814279105          441,000.00         6,000        X             1       X
SEMPRA ENERGY                   COM           816851109          307,000.00        16,000        X             1       X
SMITHFIELD FOODS INC            COM           832248108        1,014,131.25        44,700        X             1       X
SOLECTRON CORP                  COM           834182107          388,500.00         8,000        X             1       X
SONAT INC                       COM           835415100          690,000.00        23,000        X             1       X
SOUTHERN CO                     COM           842587107        1,025,750.00        44,000        X             1       X
STAPLES INC                     COM           855030102        1,165,418.75        35,450        X             1       X
STARBUCKS CORP                  COM           855244109          505,125.00        18,000        X             1       X
SUIZA FOODS CORP                COM           865077101          505,312.50        15,000        X             1       X
SUN MICROSYSTEMS INC            COM           866810104        1,275,637.50        10,200        X             1       X
SUNDSTRAND CORP                 COM           867323107        1,320,500.00        19,000        X             1       X
TELLABS INC                     COM           879664100          684,250.00         7,000        X             1       X
TEXAS INDS INC                  COM           882491103          535,950.00        21,600        X             1       X
TEXAS INSTRS INC                COM           882508104          893,250.00         9,000        X             1       X
THERMO INSTR SYS INC            COM           883559106          362,381.25        25,100        X             1       X
TJX COS INC NEW                 WHEN ISSUED   872540109          782,000.00        23,000        X             1       X
TORCHMARK CORP                  EX DISTRIB    891027104          158,125.00         5,000        X             1       X
TRANSOCEAN OFFSHORE IN          COM           893817106        1,008,437.50        35,000        X             1       X
UNICOM CORP                     COM           904911104          109,687.50         3,000        X             1       X
UNITED TECHNOLOGIES CO          COM           913017109        1,855,493.75        13,700        X             1       X
UNIVERSAL HLTH SVCS IN          CL B          913903100           90,825.00         2,100        X             1       X
VIACOM INC                      CL B          925524100        1,326,212.50        15,800        X             1       X
VITESSE SEMICONDUCTOR           COM           928497106          131,625.00         2,600        X             1       X
WAL MART STORES INC             WHEN ISSUED   931142103        6,738,906.25        73,100        X             1       X
WARNER LAMBERT CO               COM           934488107        2,742,750.00        41,400        X             1       X
WASHINGTON MUT INC              COM           939322103          694,875.00        17,000        X             1       X
WELLS FARGO & CO NEW            COM           949746101          932,662.50        26,600        X             1       X
WILEY JOHN & SONS INC           CL A          968223206        1,066,800.00        25,400        X             1       X
XILINX INC                      COM           983919101          308,275.00         7,600        X             1       X